Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ (509,500)	$ (422,904)	$ (431,086)
Asset Impairment and Loan Loss (Provisions) Recoveries	(71,641)	(2,238)	(168,353)
Equity Income (Loss)	102,871	128,114	136,538
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	690
Equity Income (Loss)	(6,798)	(2,082)
Teekay Offshore [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(274,599)	(198,553)	(200,242)
Asset Impairment and Loan Loss (Provisions) Recoveries	(71,641)	(4,759)	(94,946)
Equity Income (Loss)	7,672	10,341	6,731
Teekay Offshore [Member] | Offshore Logistics [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(130,102)	(118,968)	(126,091)
Asset Impairment and Loan Loss (Provisions) Recoveries	(67,744)	(4,759)	(76,782)
Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(137,914)	(72,905)	(66,404)
Equity Income (Loss)	7,672	10,341	6,731
Teekay Offshore [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(6,583)	(6,680)	(7,747)
Asset Impairment and Loan Loss (Provisions) Recoveries	(3,897)		(18,164)
Teekay LNG [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(92,253)	(94,127)	(97,884)
Equity Income (Loss)	84,171	115,478	123,282
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(20,930)	(22,416)	(26,399)
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(71,323)	(71,711)	(71,485)
Equity Income (Loss)	84,171	115,478	123,282
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(71,429)	(50,152)	(47,833)
Equity Income (Loss)	14,411	5,228	854
Teekay Parent [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(71,909)	(80,072)	(85,127)
Asset Impairment and Loan Loss (Provisions) Recoveries		2,521	(73,407)
Equity Income (Loss)	3,415	(851)	5,671
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(69,508)	(78,630)	(77,551)
Asset Impairment and Loan Loss (Provisions) Recoveries		2,521	(2,634)
Equity Income (Loss)	(12,196)	(1,357)	4,649
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	(2,852)	(2,216)	(9,882)
Asset Impairment and Loan Loss (Provisions) Recoveries			(92,699)
Equity Income (Loss)	16,712	3,052	1,291
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	451	774	2,306
Asset Impairment and Loan Loss (Provisions) Recoveries			21,926
Equity Income (Loss)	$ (1,101)	$ (2,546)	$ (269)